LOSS PER SHARE	6 Months Ended	12 Months Ended
	Mar. 31, 2017	Sep. 30, 2016
Earnings Per Share [Abstract]
LOSS PER SHARE
5.	LOSS PER SHARE

In accordance with ASC 260-10 (formerly SFAS 128, “Computation of Earnings Per Share”), basic net income (loss) per share is computed by dividing the net income (loss) to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and dilutive common equivalent shares outstanding during the period.  For the three-month and six-month periods ended March 31, 2017 and 2016, the Company has excluded all common equivalent shares from the calculation of diluted net loss per share as such securities are anti-dilutive.

A summary of the net income (loss) and shares used to compute net income (loss) per share for the three-month and six-month periods ended March 31, 2017 and 2016 is as follows:

	Three months ended March 31,
	2017	2016
Net Loss for computation of basic and diluted net loss per share:
Net loss	$(1,452,000)	$(142,700)
Basic and Diluted net loss per share:
Basic net loss per share	$(0.61)	$(0.28)

Basic and Diluted weighted average shares outstanding	2,372,394	513,345

Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Convertible debt	-	416,358
Warrants	7,032	404,694
Options	334,428	71,150

	Six months ended March 31,
	2017	2016
Net Loss for computation of basic and diluted net loss per share:
Net loss	$(2,892,200)	$(3,594,000)
Basic and Diluted net loss per share:
Basic net loss per share	$(1.29)	$(7.01)

Basic and Diluted weighted average shares outstanding	2,236,728	512,716

Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Convertible debt	-	366,170
Warrants	7,093	219,461
Options	329,766	71,150

8.	LOSS PER SHARE

In accordance with ASC 260-10 (formerly SFAS 128, “Computation of Earnings Per Share”), basic net income (loss) per share is computed by dividing the net income (loss) to common stockholders for the period by the weighted average number of common shares outstanding during the period. Diluted net income (loss) per share is computed by dividing the net income (loss) for the period by the weighted average number of common and dilutive common equivalent shares outstanding during the period.  For the fiscal years ended September 30, 2016 and 2015, the Company has excluded all common equivalent shares from the calculation of diluted net loss per share as such securities are anti-dilutive.

A summary of the net income (loss) and shares used to compute net income (loss) per share for the fiscal years ended September 30, 2016 and 2015 is as follows:

	2016	2015
Net Loss for computation of basic and diluted net loss per share:
Net loss	$(5,940,900)	$(3,379,400)
Basic and Diluted net loss per share:
Basic net loss per share	$(9.26)	$(6.64)

Basic and Diluted weighted average shares outstanding	641,844	509,066

Anti-dilutive common equivalent shares not included in the computation of dilutive net loss per share:
Convertible debt	1,441,344	50,348
Warrants	3,484	4,132
Options	74,588	63,634